INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                December 31, 1998
                                    (Audited)


This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

                        Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the Separate Account) at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1998 by correspondence with the underlying funds provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Dallas, Texas
February 19, 1999

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
Year Ended December 31, 1998

ASSETS


Investments at Market Value (Notes 1 and 2):
Portfolios of Putnam Capital  Manager Trust:

Putnam Variable Trust Money Market

1,325,566 qualified shares            (Cost $1,325,566)       1,325,566
2,148,545 non-qualified shares        (Cost $2,148,545)       2,148,545

Putnam Variable Trust U.S. Government and High Quality Bond

  204,894 qualified shares            (Cost $2,773,678)       2,813,192
  467,082 non-qualified shares        (Cost $6,141,977)       6,413,033

Putnam Variable Trust Growth and Income

  675,900 qualified shares              (Cost $15,168,803)    19,445,646
  77,035 shares owned by Investors Life (Cost $1,728,852)      2,216,302
  325,810 non-qualified shares          (Cost $7,213,430)      9,373,558
   77,208 shares owned by Investors Life(Cost $1,709,394)      2,221,288

Putnam Variable Trust Voyager

   17,926 qualified shares              (Cost $493,688)           821,912
   41,816 shares owned by Investors Life(Cost $1,151,634)       1,917,283
   14,984 non-qualified shares          (Cost $413,645)           687,009
   41,765 shares owned by Investors Life(Cost $1,152,975)       1,914,933

Total Assets                                                   51,298,267

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 6):


Putnam Variable Trust Money Market

  593,464 qualified accumulation
          units outstanding             (2.2336077 Per Unit)    1,325,566
  968,809 non-qualified accumulation
          units outstanding             (2.2177178 Per Unit)    2,148,545

Putnam Variable Trust U.S. Government and High Quality Bond

  772,236 qualified accumulation
          units outstanding             (3.6429178 Per Unit)    2,813,192
1,781,007 non-qualified accumulation
          units outstanding             (3.6007904 Per Unit)    6,413,033

Putnam Variable Trust Growth and Income

2,241,534 qualified accumulation
          units outstanding             (8.6751509 Per Unit)   19,445,646
  255,477 Investors Life equity         (8.6751509 Per Unit)    2,216,302
1,259,354 non-qualified accumulation
          units outstanding             (7.4431478 Per Unit)    9,373,558
  298,434 Investors Life equity         (7.4431478 Per Unit)    2,221,288

Putnam Variable Trust Voyager

  214,343 qualified accumulation
          units outstanding             (3.8345659 Per Unit)      821,912
  500,000 Investors Life equity         (3.8345659 Per Unit)    1,917,283
  179,382 non-qualified accumulation
          units outstanding             (3.8298664 Per Unit)      687,009
  500,000 Investors Life equity         (3.8298664 Per Unit)    1,914,933

Contract Owners' Equity                                        51,298,267

The accompanying notes are an integral part of these financial statements


INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1998

                                           Putnam             Putnam
                                       Variable Trust     Variable Trust
                                           Money              Money
                                           Market             Market
                                         Qualified        Non-Qualified
Investment Income:
Dividends                                     $74,230          $121,194
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                17,239            28,456

Investment income - net                        56,991            92,738

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distribution              0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                  451,762           679,673
Cost of shares sold                           451,762           679,673

Net realized gain (loss) on investment              0                 0

Net unrealized gain (loss) on investme              0                 0
Net realized and unrealized
gain (loss) on investments                          0                 0

Net Increase (Decrease) in Net Assets
from Investment Operations                    $56,991           $92,738



                                      Putnam Variable     Putnam Variable
                                         Trust U.S.         Trust U.S.
                                       Govmt and High     Govmt and High
                                        Quality Bond       Quality Bond
                                         Qualified        Non-Qualified
Investment Income:
Dividends                                    $161,920          $363,023
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                35,058            77,891

Investment income - net                       126,862           285,132

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distribution              0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                  758,168           773,705
Cost of shares sold                           684,652           700,907

Net realized gain (loss) on investment         73,516            72,798

Net unrealized gain (loss) on investme         (3,021)           81,679
Net realized and unrealized
gain (loss) on investments                     70,495           154,477

Net Increase (Decrease) in Net Assets
from Investment Operations                   $197,357          $439,609



                                      Putnam Variable     Putnam Variable
                                       Trust  Growth      Trust  Growth
                                         and Income         and Income
                                         Qualified*       Non-Qualified*
Investment Income:
Dividends                                    $822,998          $450,029
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)               254,063           135,542

Investment income - net                       568,935           314,487

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distribution      1,899,116         1,038,467

Net realized gain (loss) on investments:
Proceeds from sale of shares                3,170,923         1,745,101
Cost of shares sold                         2,002,374         1,112,663

Net realized gain (loss) on investment      1,168,549           632,438

Net unrealized gain (loss) on investme       (842,800)         (471,025)
Net realized and unrealized
gain (loss) on investments                  2,224,865         1,199,880

Net Increase (Decrease) in Net Assets
from Investment Operations                 $2,793,800        $1,514,367



                                           Putnam             Putnam
                                       Variable Trust     Variable Trust
                                          Voyager            Voyager
                                        Qualified *       Non-Qualified *
Investment Income:
Dividends                                      $5,815            $5,193
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                29,472            25,997

Investment income - net                       (23,657)          (20,804)

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distribution        141,877           126,718

Net realized gain (loss) on investments:
Proceeds from sale of shares                  238,304           180,879
Cost of shares sold                           138,926           103,941

Net realized gain (loss) on investment         99,378            76,938

Net unrealized gain (loss) on investme        292,657           302,163
Net realized and unrealized
gain (loss) on investments                    533,912           505,819

Net Increase (Decrease) in Net Assets
from Investment Operations                   $510,255          $485,015

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1998

                                           Putnam             Putnam
                                       Variable Trust     Variable Trust
                                           Money              Money
                                           Market             Market
                                         Qualified        Non-Qualified
Investment Operations:
Investment income-net                         $56,991           $92,738
Realized capital gain distributions                 0                 0
Net realized gain (loss) on investment              0                 0
Net unrealized gain (loss) on investme              0                 0
Net increase (decrease) in net assets
from investment operations                     56,991            92,738

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                     198,798           436,426
Net contract surrenders
and transfers out (Note 3)                   (394,261)         (618,288)
Benefit payments to annuitants                 (7,075)          (34,277)
Net increase (decrease)
from accumulation unit transactions          (202,538)         (216,139)

Net Increase (Decrease) in Net Assets       ($145,547)        ($123,401)

Net assets at December 31, 1997             1,471,113         2,271,946

Net assets at December 31, 1998            $1,325,566        $2,148,545

* Includes shares owned by Investors Life

Year Ended December 31, 1997

                                           Putnam             Putnam
                                       Variable Trust     Variable Trust
                                           Money              Money
                                           Market             Market
                                         Qualified        Non-Qualified
Investment Operations:
Investment income-net                         $62,277           $95,862
Realized capital gain distributions                 0                 0
Net realized gain (loss) on investment              0                 0
Net unrealized gain (loss) on investme              0                 0
Net increase (decrease) in net assets
from investment operations                     62,277            95,862

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                     100,446            34,792
Net contract surrenders
and transfers out (Note 3)                   (440,229)         (465,907)
Benefit payments to annuitants                 (2,159)          (36,608)
Net increase (decrease)
from accumulation unit transactions          (341,942)         (467,723)

Net Increase (Decrease) in Net Assets       ($279,665)        ($371,861)

Net assets at December 31, 1996             1,750,778         2,643,807

Net assets at December 31, 1997            $1,471,113        $2,271,946



                                      Putnam Variable     Putnam Variable
                                         Trust U.S.         Trust U.S.
                                      Government and      Government and
                                      High Quality Bond   High Quality Bond
                                         Qualified        Non-Qualified
Investment Operations:
Investment income-net                        $126,862          $285,132
Realized capital gain distributions                 0                 0
Net realized gain (loss) on investment         73,516            72,798
Net unrealized gain (loss) on investme         (3,021)           81,679
Net increase (decrease) in net assets
from investment operations                    197,357           439,609

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                     119,096            15,992
Net contract surrenders
and transfers out (Note 3)                   (614,443)         (612,664)
Benefit payments to annuitants                (23,515)          (99,141)
Net increase (decrease)
from accumulation unit transactions          (518,862)         (695,813)

Net Increase (Decrease) in Net Assets       ($321,505)        ($256,204)

Net assets at December 31, 1997             3,134,697         6,669,237

Net assets at December 31, 1998            $2,813,192        $6,413,033

* Includes shares owned by Investors Life

Year Ended December 31, 1997

                                      Putnam Variable     Putnam Variable
                                         Trust U.S.         Trust U.S.
                                      Government and      Government and
                                      High Quality Bond   High Quality Bond
                                         Qualified        Non-Qualified
Investment Operations:
Investment income-net                        $214,909          $390,590
Realized capital gain distributions                 0                 0
Net realized gain (loss) on investment         95,026           103,799
Net unrealized gain (loss) on investme        (50,657)            1,802
Net increase (decrease) in net assets
from investment operations                    259,278           496,191

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                      23,639           145,621
Net contract surrenders
and transfers out (Note 3)                 (1,310,074)       (1,422,542)
Benefit payments to annuitants                 (5,189)          (55,995)
Net increase (decrease)
from accumulation unit transactions        (1,291,624)       (1,332,916)

Net Increase (Decrease) in Net Assets     ($1,032,346)        ($836,725)

Net assets at December 31, 1996             4,167,043         7,505,962

Net assets at December 31, 1997            $3,134,697        $6,669,237



                                      Putnam Variable     Putnam Variable
                                       Trust  Growth      Trust  Growth
                                         and Income         and Income
                                         Qualified        Non-Qualified
Investment Operations:
Investment income-net                        $568,935          $314,487
Realized capital gain distributions         1,899,116         1,038,467
Net realized gain (loss) on investment      1,168,549           632,438
Net unrealized gain (loss) on investme       (842,800)         (471,025)
Net increase (decrease) in net assets
from investment operations                  2,793,800         1,514,367

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                     217,936           261,081
Net contract surrenders
and transfers out (Note 3)                 (2,719,592)       (1,493,533)
Benefit payments to annuitants               (106,044)         (128,522)
Net increase (decrease)
from accumulation unit transactions        (2,607,700)       (1,360,974)

Net Increase (Decrease) in Net Assets        $186,100          $153,393

Net assets at December 31, 1997            21,475,848        11,441,453

Net assets at December 31, 1998           $21,661,948       $11,594,846

* Includes shares owned by Investors Life

Year Ended December 31, 1997

                                      Putnam Variable     Putnam Variable
                                       Trust  Growth      Trust  Growth
                                         and Income         and Income
                                         Qualified        Non-Qualified
Investment Operations:
Investment income-net                        $357,791          $189,484
Realized capital gain distributions           820,977           433,146
Net realized gain (loss) on investment      1,486,456           589,042
Net unrealized gain (loss) on investme      1,749,996         1,104,254
Net increase (decrease) in net assets
from investment operations                  4,415,220         2,315,926

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                     634,334           130,374
Net contract surrenders
and transfers out (Note 3)                 (3,900,090)       (1,537,206)
Benefit payments to annuitants                (14,478)         (119,771)
Net increase (decrease)
from accumulation unit transactions        (3,280,234)       (1,526,603)

Net Increase (Decrease) in Net Assets      $1,134,986          $789,323

Net assets at December 31, 1996            20,340,862        10,652,130

Net assets at December 31, 1997           $21,475,848       $11,441,453



                                           Putnam             Putnam
                                       Variable Trust     Variable Trust
                                          Voyager            Voyager
                                        Qualified *       Non-Qualified *
Investment Operations:
Investment income-net                        ($23,657)         ($20,804)
Realized capital gain distributions           141,877           126,718
Net realized gain (loss) on investment         99,378            76,938
Net unrealized gain (loss) on investme        292,657           302,163
Net increase (decrease) in net assets
from investment operations                    510,255           485,015


Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                      33,436           229,908
Net contract surrenders
and transfers out (Note 3)                   (106,935)         (148,405)
Benefit payments to annuitants                 (3,988)                0
Net increase (decrease)
from accumulation unit transactions           (77,487)           81,503

Net Increase (Decrease) in Net Assets        $432,768          $566,518

Net assets at December 31, 1997             2,306,427         2,035,424

Net assets at December 31, 1998            $2,739,195        $2,601,942

* Includes shares owned by Investors Life

Year Ended December 31, 1997

                                           Putnam             Putnam
                                       Variable Trust     Variable Trust
                                          Voyager            Voyager
                                        Qualified *       Non-Qualified *
Investment Operations:
Investment income-net                        ($18,840)         ($16,213)
Realized capital gain distributions            87,856            71,570
Net realized gain (loss) on investment         59,862            30,400
Net unrealized gain (loss) on investme        355,156           323,702
Net increase (decrease) in net assets
from investment operations                    484,034           409,459

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                      87,480           105,653
Net contract surrenders
and transfers out (Note 3)                   (139,414)          (57,462)
Benefit payments to annuitants                      0                 0
Net increase (decrease)
from accumulation unit transactions           (51,934)           48,191

Net Increase (Decrease) in Net Assets        $432,100          $457,650

Net assets at December 31, 1996             1,874,327         1,577,774

Net assets at December 31, 1997            $2,306,427        $2,035,424

* Includes shares owned by Investors Life

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998




Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the
Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust U.S. Government and High Quality Bond Fund, Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See
Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account:

(a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 1998; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the period ended December 31, 1998, were $ after deductions for premium taxes of $ . Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the period ended December 31, 1998, the total of all transfers was $ . Contract surrender benefits amounted to $ . Annuity benefits amounted to $ . Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.


Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.



Note 6.  Accumulation Unit Transactions
Year Ending December 31, 1998



The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the twelve months of 1998 and units outstanding at December 31, 1998 were as follows:

                                              Putnam         Putnam
                                          Variable Trust Variable Trust
                                              Money           Money
                                              Market         Market
                                            Qualified     Non-Qualified

Units outstanding at December 31, 1997           684,786      1,065,062

Units purchased and transfers in                  90,662        200,761

Benefits, surrenders and transfers out          (181,984)      (297,014)

Units outstanding at December 31, 1998           593,464        968,809


* Includes shares owned by Investors Life

                                         Putnam Variable Putnam Variable
                                            Trust U.S.     Trust U.S.
                                            Government     Government
                                             and High       and High
                                           Quality Bond   Quality Bond
                                            Qualified     Non-Qualified

Units outstanding at December 31, 1997           920,186      1,981,587

Units purchased and transfers in                  33,814          4,651

Benefits, surrenders and transfers out          (181,764)      (205,231)

Units outstanding at December 31, 1998           772,236      1,781,007


* Includes shares owned by Investors Life



                                         Putnam Variable Putnam Variable
                                          Trust  Growth   Trust  Growth
                                            and Income     and Income
                                            Qualified     Non-Qualified

Units outstanding at December 31, 1997         2,818,975      1,753,068

Units purchased and transfers in                  39,464         39,640

Benefits, surrenders and transfers out          (361,428)      (234,920)

Units outstanding at December 31, 1998         2,497,011      1,557,788


* Includes shares owned by Investors Life


                                              Putnam         Putnam
                                          Variable Trust Variable Trust
                                              Money           Money
                                              Market         Market
                                            Qualified     Non-Qualified

Units outstanding at December 31, 1997           684,786      1,065,062

Units purchased and transfers in                  90,662        200,761

Benefits, surrenders and transfers out          (181,984)      (297,014)

Units outstanding at December 31, 1998           593,464        968,809


* Includes shares owned by Investors Life



                                              Putnam         Putnam
                                          Variable Trust Variable Trust
                                             Voyager         Voyager
                                           Qualified *   Non-Qualified *

Units outstanding at December 31, 1997           738,882        653,214

Units purchased and transfers in                  14,819         71,184

Benefits, surrenders and transfers out           (39,358)       (45,016)

Units outstanding at December 31, 1998           714,343        679,382


* Includes shares owned by Investors Life


The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1998 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                           Accumulation     Aggregate
                                              Units           Value

Putnam Variable Trust
Money Market, Qualified                           41,320        $92,293
Putnam Variable Trust
Money Market, Non-Qualified                      196,266       $435,263

Putnam Variable Trust
Growth and Income II, Qualified                  123,951     $1,075,293

Putnam Variable Trust
Growth and Income II, Non-Qualified               88,359       $657,669

Putnam Variable Trust U.S. Government
and High Quality Bond, Qualified                  78,595       $286,316

Putnam Variable Trust U.S. Government
and High Quality Bond, Non-Qualified             177,387       $638,731

Putnam Variable Trust Voyager, Qualified          30,398       $116,564



                                             Monthly         Annuity
                                          Annuity Units    Unit Value

Putnam Variable Trust
Money Market, Qualied                                774     $0.8161456

Putnam Variable Trust
Money Market, Non-Qualified                        3,958     $0.8165745

Putnam Variable Trust
Growth and Income II, Qualified                    4,883     $1.9570484

Putnam Variable Trust
Growth and Income II, Non-Qualified                5,706     $2.1000633

Putnam Variable Trust U.S. Government
and High Quality Bond, Qualified                   1,466     $1.4199439

Putnam Variable Trust U.S. Government
and High Quality Bond, Non-Qualified               4,707     $1.4209644

Putnam Variable Trust Voyager, Qualified             462     $1.0780159